SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 30, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 81,737		$ 27,135	$ 229,513	$ 57,473
Cost of Goods and Services Sold	607,122		67,645	1,014,310	591,541
Gross Profit	297,718		132,956	537,613	269,869
Cash Equivalents, at Carrying Value	0			0
Cash, FDIC Insured Amount	250,000			250,000
Accounts Receivable, Allowance for Credit Loss	42,479			38,000	52,400
Operating Lease, Right-of-Use Asset	1,562,617			1,533,010	490,984
Operating Lease, Liability, Current	311,116			307,013	151,867
Noninterest Expense Offering Cost				307,494	98,198
Retained Earnings (Accumulated Deficit)	16,502,806			12,291,899	6,195,044
Net Income (Loss) Available to Common Stockholders, Basic				6,096,855	2,620,238
Net Cash Provided by (Used in) Operating Activities	943,694		233,412	1,391,938	1,523,262
Working capital defiict	1,952,342
Net Income (Loss) Attributable to Parent	$ 4,210,907	$ 4,210,907	655,214	$ 6,096,855	$ 2,620,238
Commitments from Franchise Agreements	As a result, all of our corporate and franchised Simplicity Gaming Centers were closed effective April 1, 2020. We commenced reopening Simplicity Gaming Centers as of May 1, 2020 and have since reopened 16 company owned stores and 12 franchise locations.			As a result, all of our corporate and franchised Simplicity Gaming Centers had been closed effective April 1, 2020. Although our franchise agreements with franchisees of Simplicity Gaming Centers require a minimum monthly royalty payment to us from the franchisees regardless of whether the franchised Simplicity Gaming Centers are operating, there is a potential risk that franchisees of Simplicity Gaming Centers will default in their obligations to pay their minimum monthly royalty payment to us
Franchise [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset						$ 110,003
Operating Lease, Liability, Current						$ 107,678
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years			3 years
Finite-Lived Intangible Asset, Useful Life	2 years			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years			5 years
Finite-Lived Intangible Asset, Useful Life	10 years			5 years
Simplicity One Brasil Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	76.00%			76.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	79.00%			79.00%
Simplicity El Paso [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage				51.00%
Simplicity ElPaso LLC [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	51.00%
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Depreciation			27,134
Cost of Goods and Services Sold			40,511
Gross Profit			$ 160,090